Expense Example - Eaton Vance Taxable Municipal Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	405	806	1,232	2,418	57	420	807	1,893